Insurance Receivable and Impairment	12 Months Ended
Dec. 31, 2020
Loss Contingency [Abstract]
Insurance Receivable and Impairment

(2) Insurance Receivable and Impairment

In 2019, one of the Company’s customers became insolvent and the total net book value of its owned containers to this insolvent customer was $63,120. The Company maintains insurance that covers a portion of the exposure related to the value of containers that are unlikely to be recovered from its customers, the cost to recover containers and up to 183 days of lost lease rental income. Based on prior recovery experience, the Company estimated that containers with a book value of $9,468 would not be recovered from this insolvent customer. Accordingly, the Company recorded impairment charges of $9,059 included in “container lessee default (recovery) expense, net” in the consolidated statements of operations for the year ended December 31, 2019. The Company also recorded bad debt expense of $2,921 in the consolidated statements of operations during the year ended December 31, 2019 to fully reserve for this insolvent customer’s outstanding accounts receivable.

During the year ended December 31, 2020, the Company received $3,091 of cash collection from this insolvent customer, including payments for previously reserved outstanding accounts receivable. An insurance receivable of $2,106 and $1,792, net of insurance deductible was recorded in the “prepaid expenses and other current assets” in the consolidated balance sheets as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the Company had not yet submitted a final insurance claim which is pending the results of its review of the insolvent customer’s restructuring plan. The restructuring plan was approved by the bankruptcy court on November 4, 2020. As of December 31, 2020, the bankruptcy settlement amount is not determinable and realizable.

Insurance receivable recorded on the Company’s owned fleet related to this insolvent customer are as follows:

Estimated unrecovered containers, net of insurance deductible	$409
Recovery costs	1,383
Insurance receivable related to this insolvent customer as of December 31, 2019	1,792
Recovery costs	314
Insurance receivable related to this insolvent customer as of December 31, 2020	$2,106

In 2018, four of the Company’s customers became insolvent and the total net book value of its owned containers to these insolvent customers were $23,044. The Company recorded impairment charges of $12,543 on the unrecoverable containers for these insolvent customers and container recovery costs of $4,864, both included in container lessee default expense in the consolidated statements of operations during 2018. The Company also recorded bad debt expense of $2,049 in the consolidated statements of operations to fully reserve for these insolvent customers’ outstanding accounts receivable during 2018. Due to a better than expected recovery, the Company recorded a gain on container recovery of $1,644 and $1,488 included in “container lessee default (recovery) expense, net” in the consolidated statements of operations during the years ended December 31, 2020 and 2019, respectively. There is no insurance receivable associated with these insolvent customers as respective losses are below the insurance deductible.

In 2016, one of the Company’s customers filed for bankruptcy. The Company maintains insurance that covers a portion of the exposure related to the value of containers that are unlikely to be recovered from this customer, the cost to recover containers and up to 183 days of lost lease rental income. The Company entered into a final agreement with the insurance companies on December 31, 2018 and the total remaining payments of $9,814 for the Company’s owned fleet were received in 2019. Accordingly, the Company recorded a $8,692 gain on insurance recovery and legal settlement in the consolidated statements of operations during the year ended December 31, 2018, which related to the final insurance settlement for insurable costs including primarily unrecovered containers and incurred container recovery costs, net of the insurance deductible. In 2019, the Company recorded a $14,881 gain on insurance recovery and legal settlement in the consolidated statements of operations on a net cash distribution from the bankruptcy estate for its owned fleet received during the year.